Offerings - Offering: 1	Sep. 09, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	976,341
Proposed Maximum Offering Price per Unit	14.52
Maximum Aggregate Offering Price	$ 14,176,471.32
Fee Rate	0.01476%
Amount of Registration Fee	$ 2,092.45
Offering Note	This prospectus supplement relates to the resale by the selling shareholder referenced herein of up to 976,341 shares of Class A common stock of the registrant. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low prices of the registrant's Class A common stock on the New York Stock Exchange on September 3, 2024, which was $14.52 per share. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant initially deferred payment of all of the registration fees for the Registration Statement on Form S-3ASR (Registration No. 333-282008), which was filed on September 9, 2024.